Commitments and Contingencies (Tables)	6 Months Ended
Mar. 31, 2026
Disclosure of contingent liabilities [abstract]
Schedule of Aggregate Commitments

The aggregated commitments as of March 31, 2026 and September 30, 2025 are as follows:

	March 31, 2026	September 30, 2025
Purchase commitments	41,057	43,526
Future lease payments[1]	36,955	6,090
Total	78,012	49,616

[1]Relates to leases not yet commenced to which the Company is committed via signed contracts.